Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2022
Summary of Significant Accounting Policies
Summary of estimated useful lives of property and equipment

Server hardware	5 years
Vehicles	5 years

Summary of estimated useful lives of intangible assets

Software	5 years
Courseware	5 years
Copyrights	5 years

Schedule of contract balances

	As of
	September 30, 2022	March 31, 2022
	(Unaudited)	(Audited)
Deferred revenue-current	$3,193,145	$6,864,731
Deferred revenue-non-current	3,320	3,713
Total	$3,196,465	$6,868,444

	For the six months ended September 30,
	2022	2021
Revenue recognized from deferred revenue balance	$6,420,621	$11,015,146

Summary of currency exchange rates that were used in the consolidated financial statements

	September 30, 2022	March 31, 2022	September 30, 2021
Year-end spot rate	US$1= 7.0998 RMB	US$1= 6.3482 RMB	US$1=6.4854 RMB
Average rate	US$1= 6.7873 RMB	US$1= 6.4083 RMB	US$1=6.4515 RMB